Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2011	Nov. 16, 2011	Mar. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	ENERGIZER HOLDINGS INC
Entity Central Index Key	0001096752
Current Fiscal Year End Date	--09-30
Entity Filer Category	Large Accelerated Filer
Trading Symbol	ENR
Document Type	10-K
Document Period End Date	Sep. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	Yes
Entity Public Float			$ 4,901,860,442
Entity Common Stock, Shares Outstanding		66,903,283